Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Recovery of future customer compensation	$42,421	$23,311
Prepaid expenses	6,591	6,032
Other current assets	395	569

Total prepaid expenses and other current assets	$49,407	$29,912

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets at December 31, 2022 and 2021 consist of the following (in thousands):

	2022	2021
Recovery of future customer compensation	$23,311	$58,319
Prepaid expenses	6,032	9,573
Other current assets	569	4,612

Total prepaid expenses and other current assets	$29,912	$72,504